Consolidated net (debt)/cash - Analysis of changes in consolidated net (debt)/cash (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of financial liabilities [Abstract]
Net debt at beginning balance	$ (664)
Foreign exchange adjustment	(18)
Cash movements excluding exchange movements, net debt	3,937
Other non-cash movements	(115)
Net debt at ending balance	3,140
Borrowings Excluding Overdraft
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(12,653)
Foreign exchange adjustment	5
Cash movements excluding exchange movements	120
Other non-cash movements	125
Financial liabilities, ending balance	(12,403)
Lease liabilities
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(1,178)
Foreign exchange adjustment	1
Cash movements excluding exchange movements	170
Other non-cash movements	(94)
Financial liabilities, ending balance	(1,101)
Debt-related derivatives (included in other financial liabilities/assets
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	248
Foreign exchange adjustment	(3)
Cash movements excluding exchange movements	(1)
Other non-cash movements	(133)
Financial liabilities, ending balance	111
Cash and cash equivalents
Disclosure of financial liabilities [Abstract]
Cash and cash equivalents and other investments, beginning balance	10,381
Foreign exchange adjustment	(21)
Cash movements excluding exchange movements	3,663
Other non-cash movements	0
Cash and cash equivalents and other investments, ending balance	14,023
Other Investments
Disclosure of financial liabilities [Abstract]
Cash and cash equivalents and other investments, beginning balance	2,538
Foreign exchange adjustment	0
Cash movements excluding exchange movements	(15)
Other non-cash movements	(13)
Cash and cash equivalents and other investments, ending balance	$ 2,510